Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Financial Assets And Liabilities
Schedule of other financial assets and liabilities

		Current		Non-Current
	Notes	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Other financial assets
Restricted cash		-	-	4	77
Derivative financial instruments	20	271	342	544	196
Investments in equity securities (i)		-	-	45	7
		271	342	593	280
Other financial liabilities
Derivative financial instruments	20	36	90	95	186
Other financial liabilities - Related parties	31(b)	290	400	-	-
Financial guarantees provided (ii)	32(b)	-	-	-	103
Liabilities related to the concession grant	14(a)	591	416	3,278	2,554
Contract liability and other financial liabilities (iii)		759	766	-	-
		1,676	1,672	3,373	2,843

(i) It mainly relates to a 2.66% noncontrolling interest in Boston Electrometallurgical Company, which aims to promote the development of a technology focused on reducing carbon dioxide emissions in steel production, and a 2.01% noncontrolling interest in Allonia LLC, a transformative biology startup.

(ii) In March 2023, the Company completed the sale of its interest in CSP and derecognized the financial guarantee granted by the Company.

(iii) Includes advances received from customers that meets the definition of contract liability described in IFRS 15 – Revenue from Contracts with Customers and other financial liabilities that meets the definition of a financial liability described in IAS 32 - Financial Instruments: Presentation.

Schedule of liabilities related to the concession grant

						Consolidated		Discount rate
	Reference	31-Dec-22	Revision to estimates and new provisions	Monetary and present value adjustments	Disbursements	31-Dec-23	31-Dec-23	31-Dec-22	Remaining term of obligations
Payment obligation	(a.i)	954	55	176	(55)	1,130	11.04%	11.04%	34 years
Infrastructure investment	(a.ii)	2,016	719	267	(263)	2,739	5.17% - 5.54%	6.08% - 6.23%	8 years
		2,970	774	443	(318)	3,869
Current liabilities		416				591
Non-current liabilities		2,554				3,278
Liabilities		2,970				3,869